SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
AccountingPoliciesLineitems [Line Items]
Cash Equivalents, at Carrying Value					$ 0	$ 0
Impairment of Long-Lived Assets to be Disposed of				$ 0		0
Impairment of Intangible Assets (Excluding Goodwill)				0		0
Goodwill, Impairment Loss		$ 3,200,000		$ 3,200,000	$ 3,200,000	$ 6,083,146
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					29.00%	29.00%
Assets	28,156,163		28,156,163		$ 26,677,426	$ 30,014,952
Additional Paid in Capital	43,765,008		43,765,008		42,219,400	41,655,026
Retained Earnings (Accumulated Deficit)	$ (39,108,893)		$ (39,108,893)		(38,040,668)	(33,516,736)
Accounting Standards Update 2020-06 [Member]
AccountingPoliciesLineitems [Line Items]
Additional Paid in Capital					500,000		$ 109,349
Retained Earnings (Accumulated Deficit)					300,000		$ 78,460
Consolidated Entity, Excluding Consolidated VIE [Member]
AccountingPoliciesLineitems [Line Items]
Assets					100,000	$ 100,000
Fair Value, Inputs, Level 3 [Member] | PointR [Member]
AccountingPoliciesLineitems [Line Items]
Business Combination, Consideration Transferred, Equity Interest					$ 2,625,000